Acqusitions of Non-controlling Interests (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2014 CNY (¥) item	Sep. 30, 2014 USD ($) item	Jan. 31, 2014 CNY (¥) item	Jan. 31, 2014 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Acquisition of Non-controlling Interests
Number Of Significant Acquisitions Of Noncontrolling Interests | item					3
Other current liabilities					$ 85,836,572		$ 58,645,555
Number of individual shareholders entered into equity transfer agreement | item	6	6
Additional paid-in capital					991,645,842		983,468,984
Group of five employees
Acquisition of Non-controlling Interests
Additional paid-in capital		$ 4,276,810
Recognition period of stock based compensation expense	2 years	2 years
Beijing Lotta
Acquisition of Non-controlling Interests
Number of individual shareholders entered into equity transfer agreement | item			2	2
Business Acquisition, Percentage of Voting Interests Acquired				40.00%
Total consideration			¥ 100,000,000	$ 16,254,600
Additional paid-in capital derecognized				15,112,828
Non-controlling interest derecognized				$ 1,141,772
Other current liabilities						¥ 22,000,000	$ 3,387,956
Tianjin Leju
Acquisition of Non-controlling Interests
Business Acquisition, Percentage of Voting Interests Acquired		30.00%
Total consideration	¥ 28,830,000	$ 4,685,913
Additional paid-in capital derecognized		4,449,469
Non-controlling interest derecognized		236,444
Other current liabilities		$ 243,989
E-House
Acquisition of Non-controlling Interests
Number of employee individual shareholders entered into equity transfer agreement | item	5	5
Beijing Leju Advertisement and Yisheng Shanghai
Acquisition of Non-controlling Interests
Business Acquisition, Percentage of Voting Interests Acquired		24.50%
Total consideration	¥ 117,355,000	$ 19,074,412
Additional paid-in capital derecognized		12,906,772
Non-controlling interest derecognized		1,890,830
Other current liabilities					$ 3,706,648
Beijing Leju Advertisement and Yisheng Shanghai | Group of five employees
Acquisition of Non-controlling Interests
Total consideration	¥ 98,775,000	16,054,493
Total consideration for 1% equity interest		$ 823,307
Percentage of five employee owned	19.50%	19.50%
Number of years should serve by five employee individual shareholders after acquisition	2 years	2 years
Beijing Leju Advertisement and Yisheng Shanghai | Individual share holder
Acquisition of Non-controlling Interests
Total consideration	¥ 18,580,000	$ 3,019,919
Total consideration for 1% equity interest		$ 603,984
Percentage of other individual shareholders owned	5.00%	5.00%
Beijing Leju
Acquisition of Non-controlling Interests
Number of subsidiaries to purchase remaining percentage | item	2	2